Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
Schedule of Other Nonoperating Income (Expense)
The following table summarizes The Fidelis Partnership commissions earned, which are included in policy acquisition expenses in the Consolidated Statements of Income:

	Three months ended		Nine months ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Ceding commission expense	$87.1	$84.2	$236.1	$225.3
Profit commission expense	—	13.1	—	23.7
Total commissions	$87.1	$97.3	$236.1	$249.0